Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		R$ 56,897	R$ 61,284
Other liabilities		841	775
Loans and financing		758	2,887
Debentures		7,992	40,740	[1]
Deferred and contingent consideration		277,348	277,183
Lease liabilities		2,157	1,891		R$ 1,519
Related parties			1,078
Total		345,993	385,838
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers		56,897	61,284
Other liabilities		841	775
Loans and financing		569	2,512
Debentures	[1]	7,992	40,740
Deferred and contingent consideration		277,348	277,183
Lease liabilities		1,003	773
Related parties			1,078
Total		344,650	384,345
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Items]
Accounts payable to suppliers
Other liabilities
Loans and financing		189	375
Debentures				[1]
Deferred and contingent consideration
Lease liabilities		1,154	1,118
Related parties
Total		R$ 1,343	R$ 1,493

[1]	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2025, and 2024, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows: